FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Line Items]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Text Block]

14    Financial assets at fair value through profit or loss

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Trading assets	19,462	42,830	19,420	42,839
Other financial assets mandatorily at fair value through profit or loss	3,794	2,778	1,423	1,138
Total	23,256	45,608	20,843	43,977

These assets are comprised as follows:

	The Group				The Bank
	2018		2017		2018		2017
	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m
Loans and advances to customers	16,891	3,120	30,568	–	16,891	899	30,568	–
Loans and advances to banks	236	–	1,614	–	236	–	1,614	–
Debt securities:
Government securities	2,293	–	9,836	928	2,293	–	9,834	928
Other public sector securities	–	–	–	–	–	–	–	–
Bank and building society certificates of deposit	–	–	–	222	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	189	–	–	–	189	–
Other asset-backed securities	20	–	95	–	–	–	95	–
Corporate and other debt securities	22	518	528	1,560	–	518	539	210
	2,335	518	10,648	2,710	2,293	518	10,657	1,138
Equity shares	–	156	–	50	–	6	–	–
Treasury bills and other bills	–	–	–	18	–	–	–	–
Total	19,462	3,794	42,830	2,778	19,420	1,423	42,839	1,138

At 31  December  2018 £4,248  million (2017:  £11,945  million) of trading and other financial assets at fair value through profit or loss of the Group and £3,030 million (2017: £11,895 million) of the Bank had a contractual residual maturity of greater than one year.

For amounts included above which are subject to repurchase and reverse repurchase agreements see note 44.